UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

___________ to ___________

Date of Report (Date of earliest event reported) ___________

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: ___________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001881439 (PMIT Residential Funding X LLC)

BRAVO Residential Funding Trust 2021-NQM3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________

Central Index Key Number of underwriter (if applicable): ___________

Kenton T. Smith, Authorized Person, 949-720-6652

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, [Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6 and 99.7] for the related information.

Item 3.	Exhibits

99.1    Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Credit Securitization – Rating Agency Grades

Schedule 3— Credit Securitization – Exception Grades

Schedule 4— Credit Securitization – Valuation Summary

Schedule 5— Credit Securitization – Supplemental Data

Schedule 6— Credit Securitization – ASF

Schedule 7— Credit Securitization – Business Purpose

Schedule 8— Credit Securitization – Data Compare

Schedule 9— Credit Compliance – Rating Agency Grades

Schedule 10— Credit Compliance – Exception Grades

Schedule 11— Credit Compliance – Valuation Summary

Schedule 12— Credit Compliance – Supplemental Data

Schedule 13— Credit Compliance – ASF

Schedule 14— Credit Compliance – Business Purpose

Schedule 15— Credit Compliance – Data Compare

99.2     Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— ATR QM

Schedule 3— Conditions Report

Schedule 4— Loan Level

Schedule 5— Valuations Summary

Schedule 6— Non ATR QM

Schedule 7— Waived Conditions

99.3     Disclosures required by Rule 15Ga-2 for Edge Mortgage Advisory Company LLC

Schedule 1— Narrative

Schedule 2— Exception Report

Schedule 3— Exception Log

Schedule 4— Rating Agency Grades

Schedule 5— Supplemental Data

Schedule 6— Final Tape Compare Report

Schedule 7— Valuation Summary Report

99.4     Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1— Narrative

Schedule 2— ASF Report

Schedule 3— Data Compare Report

Schedule 4— Disposition and Comments Report

Schedule 5— Findings Detail Report

Schedule 6— Full Export Report

Schedule 7— Disclosures

Schedule 8— Points and Fees (TRID)

Schedule 9— Points and Fees (Non TRID)

Schedule 10— Rating Agencies Grade Report

Schedule 11— Valuation Report

99.5       Disclosures required by Rule 15Ga-2 for Inglet Blair, LLC

Schedule 1— Narrative

Schedule 2— Loan Summary

Schedule 3— Exception Report

Schedule 4— Final Grading Summary

Schedule 5— ASF Extract

Schedule 6— QM Summary

Schedule 7— Supplemental Data

Schedule 8— Data Comparison

Schedule 9— Valuation Report

99.6       Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grades

Schedule 3— Exception Grades

Schedule 4— Loan Level

Schedule 5— Exception Level

Schedule 6— Valuation Summary

Schedule 7— Supplemental Data

Schedule 8— ASF

Schedule 9— Business Purpose

99.7     Disclosures required by Rule 15Ga-2 for Wipro Opus Risk Solutions, LLC

Schedule 1— Narrative

Schedule 2— Agency Grading Report

Schedule 3— ATR Report

Schedule 4— Data Compare Report

Schedule 5— Exception Report

Schedule 6— Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 22, 2021

PMIT Residential Funding X LLC (Securitizer)

By:	/s/ Kenton T. Smith
	Name:	Kenton T. Smith
	Title:	Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1    Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Credit Securitization – Rating Agency Grades

Schedule 3— Credit Securitization – Exception Grades

Schedule 4— Credit Securitization – Valuation Summary

Schedule 5— Credit Securitization – Supplemental Data

Schedule 6— Credit Securitization – ASF

Schedule 7— Credit Securitization – Business Purpose

Schedule 8— Credit Securitization – Data Compare

Schedule 9— Credit Compliance – Rating Agency Grades

Schedule 10— Credit Compliance – Exception Grades

Schedule 11— Credit Compliance – Valuation Summary

Schedule 12— Credit Compliance – Supplemental Data

Schedule 13— Credit Compliance – ASF

Schedule 14— Credit Compliance – Business Purpose

Schedule 15— Credit Compliance – Data Compare

99.2     Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— ATR QM

Schedule 3— Conditions Report

Schedule 4— Loan Level

Schedule 5— Valuations Summary

Schedule 6— Non ATR QM

Schedule 7— Waived Conditions

99.3     Disclosures required by Rule 15Ga-2 for Edge Mortgage Advisory Company LLC

Schedule 1— Narrative

Schedule 2— Exception Report

Schedule 3— Exception Log

Schedule 4— Rating Agency Grades

Schedule 5— Supplemental Data

Schedule 6— Final Tape Compare Report

Schedule 7— Valuation Summary Report

99.4     Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1— Narrative

Schedule 2— ASF Report

Schedule 3— Data Compare Report

Schedule 4— Disposition and Comments Report

Schedule 5— Findings Detail Report

Schedule 6— Full Export Report

Schedule 7— Disclosures

Schedule 8— Points and Fees (TRID)

Schedule 9— Points and Fees (Non TRID)

Schedule 10— Rating Agencies Grade Report

99.5       Disclosures required by Rule 15Ga-2 for Inglet Blair, LLC

Schedule 1— Narrative

Schedule 2— Loan Summary

Schedule 3— Exception Report

Schedule 4— Final Grading Summary

Schedule 5— ASF Extract

Schedule 6— QM Summary

Schedule 7— Supplemental Data

Schedule 8— Data Comparison

Schedule 9— Valuation Report

99.6       Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grades

Schedule 3— Exception Grades

Schedule 4— Loan Level

Schedule 5— Exception Level

Schedule 6— Valuation Summary

Schedule 7— Supplemental Data

Schedule 8— ASF

Schedule 9— Business Purpose

99.7     Disclosures required by Rule 15Ga-2 for Wipro Opus Risk Solutions, LLC

Schedule 1— Narrative

Schedule 2— Agency Grading Report

Schedule 3— ATR Report

Schedule 4— Data Compare Report

Schedule 5— Exception Report

Schedule 6— Valuation Report

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